GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
GOING CONCERN
Net cash used in operating activities	$ (671,101)	$ (708,040)
Stockholders' deficit	(109,603)
Accumulated deficit	$ (22,064,982)	$ (20,983,207)